Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 7,141	$ 8,838	$ 23,710	$ 26,077